Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Data
17. Selected Quarterly Financial Data (unaudited)

The following table is a summary of selected financial data, by quarter:

	Quarterly Information (unaudited)				Year Ended December 31,
	March 31,	June 30,	September 30,	December 31,	2014
Total revenue	$1,215,127	$1,898,887	$2,559,864	$1,726,032	$7,399,910

Net (loss) income allocable to Limited Partners	$(150,748)	$(250,088)	$372,374	$(145,004)	$(173,466)
Weighted average number of limited partnership interests outstanding	9,062.09	12,652.66	19,314.82	23,982.31	16,301.74
Net (loss) income attributable to Limited Partners per weighted average number of limited partnership interest outstanding	$(16.64)	$(19.77)	$19.28	$(6.05)	$(10.64)

	Quarterly Information (unaudited)				Year Ended December 31,
	March 31,	June 30,	September 30,	December 31,	2013
Total revenue	$—	$1,129	$9,784	$287,851	$298,764

Net loss allocable to Limited Partners	$—	$(159,411)	$(389,790)	$(310,274)	$(859,475)

Weighted average number of limited partnership interests outstanding	—	1,687.56	2,589.39	6,075.97	3,940.39

Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding	$—	$(94.46)	$(150.53)	$(51.07)	$(218.12)

SQN AIF IV, GP LLC [Member]
Selected Quarterly Financial Data

17. Selected Quarterly Financial Data (unaudited)

The following table is a summary of selected financial data, by quarter:

					Year Ended
	Quarterly Information (unaudited)				December 31,
	March 31,	June 30,	September 30,	December 31,	2014
Total revenue	$1,215,127	$1,898,887	$2,559,864	$1,726,032	$7,399,910
Net (loss) income allocable to Limited Partners	$(150,748)	$(250,088)	$372,374	$(145,004)	$(173,466)
Weighted average number of limited Fund interests outstanding	9,062.09	12,652.66	19,314.82	23,982.31	16,301.74
Net (loss) income attributable to Limited Partners per weighted average number of limited Fund interest outstanding	$(16.64)	$(19.77)	$19.28	$(6.05)	$(10.64)

					Year Ended
	Quarterly Information (unaudited)				December 31,
	March 31,	June 30,	September 30,	December 31,	2013
Total revenue	$—	$1,129	$9,784	$287,851	$298,764
Net loss allocable to Limited Partners	$—	$(159,411)	$(389,790)	$(310,274)	$(859,475)
Weighted average number of limited Fund interests outstanding	—	1,687.56	2,589.39	6,075.97	3,940.39
Net loss attributable to Limited Partners per weighted average number of limited Fund interests outstanding	$—	$(94.46)	$(150.53)	$(51.07)	$(218.12)